Subsequent Events	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 11 – SUBSEQUENT EVENTS

Subsequent to December 31, 2019 we received $1,070,000 in proceeds from related party advances and issued 10,000,000 shares of our common stock for services.

On April 27, 2020, the Company entered into a Securities Purcahse agreement (“SPA”) and related agreements with DBR Capital, LLC, a Pennsylvania limited liability company (“DBR”), pursuant to which DBR purchased a $1.3 million convertible note and agreed to purchase a $700,000 convertible note, which was funded on May 28, 2020. DBR also agreed to purchase an additional convertible note in the principal amount of $9.0 on or before October 31, 2020. The SPA also contemplated the creation of a new broker-dealer subsidiary for the Company and the exchange of a portion of the equity the new subsidiary to DBR in consideration for the rights to certain proprietary software and other intellectual property owned by DBR. Reference is made to the Company’s Form 8-K filed with the SEC on April 30, 2020 and the exhibits filed as part of the 8-K, including the SPA, a Voting Agreement, Lock-Up Agreement and the $1.3 million convertible note.

In accordance with ASC Topic 855, Subsequent Events, we have evaluated subsequent events through the date of this filing and have determined that there are no additional subsequent events that require disclosure.

NOTE 13 – SUBSEQUENT EVENTS

Subsequent to March 31, 2020, we received proceeds of $2,091,135 in short-term advances from related parties, $2,000,000 from a short-term promissory note with a related party, and $400,000 from a short-term promissory note with a non-related party. Additionally, we received $505,300 in proceeds from the Paycheck Protection Program as established by the CARES Act, along with an additional $500,000 in proceeds from a loan with the U.S. Small Business Administration.

Subsequent to March 31, 2020, we repurchased 9,079 shares of our common stock from a third party. These shares were immediately canceled. Also subsequent to March 31, 2020 we issued 21,000,000 shares of our common stock for services and compensation.

In accordance with ASC Topic 855, Subsequent Events, we have evaluated subsequent events through the date of this filing and have determined that there are no additional subsequent events that require disclosure.